Share-Based Payments (Compensation Cost And Valuation Assumption) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-Based Payment
Performance stock units	$ 381	$ 397	$ 388
Restricted stock and stock units	80	102	91
Other nonvested stock units	(3)	12	4
Other	0	0	6
Total	$ 458	$ 511	$ 489